Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Schedule Of Income Tax [Line Items]
Domestic				$ 0.0			$ (8.8)	$ (153.8)
Foreign				(29.0)			45.6	(109.9)
Income (loss) before income taxes		$ 5.2	$ 54.5	$ (29.0)	$ 53.1	$ 62.8	$ 36.8	$ (263.7)
Predecessor [Member]
Schedule Of Income Tax [Line Items]
Domestic	$ (1.5)								$ 82.8
Foreign	17.1								310.2
Income (loss) before income taxes	$ 15.6								$ 393.0